RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2014
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

4. RELATED PARTY TRANSACTIONS

        The Company will continue to rely on the Parent to conduct its operations until such time as the Company's income and cash flows are sufficient to finance operations. The Company operates under a management agreement with the Parent, pursuant to which Parent has agreed to provide Fantex with management and administrative services, including providing and compensating the Company's executive management and other personnel, as well as services relating to information technology support, brand management and other support operations, facilities, human resources, tax planning and administration, accounting, treasury and insurance. The Company will begin to assume direct management and administrative responsibilities at such time in the future as the actual cost of these services is less than the service fee to Parent, which is not anticipated to occur until the Company begins to generate significant income and cash flows from multiple brand contracts.

        For the six months ended June 30, 2014 the Company incurred $20,343 (unaudited) in management fees payable to Parent pursuant to the management agreement. The management fee is payable to the Parent at June 30, 2014. The management fee is included in the total expenses of $2.0 million (unaudited) for the six months ended June 30, 2014 and represents a cash payment in lieu of an allocation from the Parent for the expenses to operate the Company.

        All expenses (except our management fee expense incurred for the six months ended June 30, 2014 (unaudited)) and from September 14, 2012 (inception) to December 31, 2012 and the year ended December 31, 2013 were paid by the Parent and allocated to Fantex based on time spent by employees of the Parent on activities of Fantex, the number of full-time equivalent employees performing Fantex activities and direct expenses incurred by the Parent for the operations of Fantex. The expense allocations have been determined on a basis that Fantex and the Parent considered to be reasonable reflections of the utilization of services provided or the benefit received by Fantex. Management believes that the expenses allocated from the Parent to Fantex, together with the management fee payable by the Company to the Parent under the management agreement, are representative of the total operating expenses Fantex would have incurred had it been operated on a stand-alone basis.

        During the six months ended June 30, 2013 and 2014, the Parent incurred and allocated to the Company $1,796,348 (unaudited) and $1,881,681 (unaudited) of expenses directly related to the operations of Fantex. The Company converted to capital all of the expenses that were incurred by the Parent and allocated to the Company for the six months ended June 30, 2013 and 2014. For the period from September 14, 2012 (inception) to December 31, 2012 and the year ended December 31, 2013 the Parent incurred and allocated $1,063,023 and $3,562,295, respectively, the expenses directly related to the Company's operations and contributed $1,063,023 and $2,335,169, respectively, to the capital of the Company. The Parent also made a $2,000,000 cash contribution to the Company to fund the operating activities in 2013. During the year ended December 31, 2013 the Company paid $1,533,167 to reimburse the Parent for certain expenses incurred on behalf of the Company.

        In late 2013 the five independent directors of the Company were granted an aggregate of 100,000 non-qualified options in the Fantex Holdings, Inc. 2012 Equity Incentive Plan. These options were granted with an exercise price equal to the fair market value of Parent's common stock at the date of grant and have a 10 year contractual term. The stock options vest ratably over a 4 year period. The fair market value of stock options is estimated using the Black Scholes Merton valuation model and the Company used the following methods to determine its underlying assumptions: expected volatilities are based on the historical volatilities of the daily closing price of the public common stock of companies believed comparable to Parent; the expected term of options granted is based on the simplified method of using the mid-point between the vesting term and the original contractual term and/or average time outstanding method; the risk-free interest rate is based on the U.S Treasury daily yield curve on the date of grant; and the expected dividend yield is based on the current dividend trend. Forfeitures are estimated at the time of grant and adjusted, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

        The Company was allocated from the Parent $9,837 of stock compensation for the year ended December 31, 2013, and $12,606 (unaudited) of stock compensation expense for the six months ended June 30, 2014. The key assumptions used by the Parent in the valuation model to value the stock option grants were:

Expected Term (unaudited):	6.02 years
Risk Free Rate (unaudited):	1.75%
Weighted Average Volatility (unaudited):	65.50%
Expected Forfeiture Rate (unaudited):	35.00%
Expected Dividend Rate (unaudited):	0%

        The fair value of the options as computed under the Black Scholes valuation model at the date of grant was calculated to be $0.967 per share. As of December 31, 2013 there are 88,775 shares and $85,845 of compensation expense, respectively, remaining to be expensed over the remaining requisite vesting period. As of June 30, 2014 there are 76,386 (unaudited) shares and $73,865 (unaudited) of compensation expense, respectively, remaining to be expensed over the remaining vesting period of approximately 3 years (unaudited).